CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Cash	R$ 11,957	R$ 14,667
Banks and immediately available investments	2,463,906	4,145,987
Cash and cash equivalents	2,475,863	4,160,654	R$ 4,617,204	R$ 2,641,652
Short-term investments	R$ 2,959,135	R$ 2,626,212